Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	93,710,803	93,710,805
Class B Ordinary Shares
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	16,990,000	16,990,000